Property, Plant and Equipment (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Building CNY	Dec. 31, 2011 Office equipment, furniture and fixtures CNY	Dec. 31, 2010 Office equipment, furniture and fixtures CNY	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2010 Motor vehicles CNY	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2010 Leasehold improvements CNY
Property, plant and equipment
Total		154,627	153,606	11,346	92,213	97,028	43,454	47,030	7,614	9,548
Less: Accumulated depreciation		(69,915)	(51,431)
Property, plant and equipment, net	$ 13,459	84,712	102,175